Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2021
Fair value measurement
Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

	As of March 31, 2020
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Short-term investments	64	28,414	—	28,478
Restricted cash and escrow receivables	15,479	—	—	15,479
Listed equity securities (i)	66,303	—	—	66,303
Convertible and exchangeable bonds (i)	—	709	3,995	4,704
Option agreements (ii)	—	1,521	145	1,666
Others	144	5,114	2,852	8,110
	81,990	35,758	6,992	124,740
Liabilities
Contingent consideration in relation to investments and acquisitions (iii)	—	—	4,400	4,400
Interest rate swap contracts and others (iii)	—	156	338	494
	—	156	4,738	4,894

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Short-term investments	—	152,376	—	152,376
Restricted cash and escrow receivables	35,207	—	—	35,207
Listed equity securities (i)	124,841	—	—	124,841
Convertible and exchangeable bonds (i)	—	1,698	9,645	11,343
Option agreements (ii)	—	2,493	111	2,604
Others	686	128	3,895	4,709
	160,734	156,695	13,651	331,080
Liabilities
Contingent consideration in relation to investments and acquisitions (iii)	—	—	2,232	2,232
Interest rate swap contracts and others (iii)	—	47	174	221
	—	47	2,406	2,453

(i)	Included in equity securities and other investments on the consolidated balance sheets.
(ii)	Included in prepayments, receivables and other assets on the consolidated balance sheets.
(iii)	Included in accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.

Schedule of rolling forward of convertible bonds categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of April 1, 2019	2,498
Additions	5,508
Net decrease in fair value	(1,640)
Conversion or expiration	(2,468)
Foreign currency translation adjustments	97
Balance as of March 31, 2020	3,995
Additions	4,477
Net increase in fair value	1,306
Foreign currency translation adjustments	(133)
Balance as of March 31, 2021	9,645

Schedule of rolling forward of contingent consideration in relation to investments and acquisitions categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of April 1, 2019	5,122
Additions (i)	1,049
Net decrease in fair value	(55)
Payment	(2,093)
Foreign currency translation adjustments	377
Balance as of March 31, 2020	4,400
Net decrease in fair value	(48)
Payment	(1,972)
Foreign currency translation adjustments	(148)
Balance as of March 31, 2021	2,232

(i)	Additions during the year ended March 31, 2020 were related to the acquisition of Kaola (Note 4(b)).